OTHER NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Current liabilities		$ 2,823,963	$ 2,762,245
Non-current liabilities		158,305	213,781
Total Liabilities		2,982,268	2,976,026
Deferred Revenues [Member]
Disclosure of financial assets [line items]
Current liabilities	[1]	2,690,961	2,655,086
Non-current liabilities	[1]	158,305	213,781
Total Liabilities	[1]	2,849,266	2,868,867
Sales Tax [Member]
Disclosure of financial assets [line items]
Current liabilities		22,902	19,402
Non-current liabilities
Total Liabilities		22,902	19,402
Retentions [Member]
Disclosure of financial assets [line items]
Current liabilities		38,197	45,542
Non-current liabilities
Total Liabilities		38,197	45,542
Others Taxes [Member]
Disclosure of financial assets [line items]
Current liabilities		8,695	7,465
Non-current liabilities
Total Liabilities		8,695	7,465
Dividends payable [Member]
Disclosure of financial assets [line items]
Current liabilities		46,590	20,766
Non-current liabilities
Total Liabilities		46,590	20,766
Other Sundry Liabilities [Member]
Disclosure of financial assets [line items]
Current liabilities		16,618	13,984
Non-current liabilities
Total Liabilities		$ 16,618	$ 13,984

[1]	Note 2.20.